UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS LEGG MASON STRATEGIC REAL RETURN FUND

FORM N-Q

DECEMBER 31, 2015

QS LEGG MASON STRATEGIC REAL RETURN FUND

Consolidated Schedule of investments (unaudited)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 34.8%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	492,020		$559,353
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	281,565		312,824
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	1,316,751		1,438,756
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	338,169		442,068
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	786,410		931,630
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	752,211		1,021,881
U.S. Treasury Bonds, Inflation Indexed	3.375%	4/15/32	133,975		181,269
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	143,031		168,399
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	781,855		925,724
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	821,940		722,087
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	520,389		529,604
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	565,527		493,201
U.S. Treasury Notes, Inflation Indexed	2.500%	7/15/16	500,455		508,515
U.S. Treasury Notes, Inflation Indexed	2.375%	1/15/17	896,200		918,337
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/17	2,303,400		2,298,812
U.S. Treasury Notes, Inflation Indexed	1.625%	1/15/18	2,009,180		2,072,045
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/18	1,656,288		1,653,096
U.S. Treasury Notes, Inflation Indexed	1.375%	7/15/18	1,102,790		1,141,717
U.S. Treasury Notes, Inflation Indexed	2.125%	1/15/19	675,648		714,955
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/19	3,044,640		3,026,762
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/19	879,863		932,975
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/20	2,498,081		2,466,238
U.S. Treasury Notes, Inflation Indexed	1.250%	7/15/20	1,031,537		1,072,705
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/21	1,565,424		1,613,875
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	1,983,607		1,996,623
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/22	1,922,744		1,863,234
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	2,057,859		1,995,319
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	2,204,756		2,113,896
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	1,839,348		1,796,861
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	2,897,529		2,864,668
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/24	1,482,235		1,407,718
U.S. Treasury Notes, Inflation Indexed	0.250%	1/15/25	532,131		507,914

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $41,350,584)					40,693,061

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.1%
Canada - 0.1%
Government of Canada, Bonds (Cost - $61,017)	4.250%	12/1/26	43,448	CAD	45,343

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 12.3%
U.S. Government Obligations - 12.3%
U.S. Treasury Bills	0.000%	3/17/16	5,200,000		5,198,945
U.S. Treasury Bills	0.000%	6/16/16	9,200,000		9,180,597

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $14,379,083)					14,379,542

			SHARES
COMMON STOCKS - 19.1%
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.4%
Delphi Automotive PLC			2,200		188,606
Johnson Controls Inc.			3,200		126,368
Magna International Inc.			3,200		129,792

Total Auto Components					444,766

Automobiles - 0.6%
Fuji Heavy Industries Ltd.			4,900		201,431	(a)
Mazda Motor Corp.			7,600		156,346	(a)
Mitsubishi Motors Corp.			15,900		134,429	(a)
Peugeot SA			11,300		198,132	*(a)

Total Automobiles					690,338

See Notes to Consolidated Schedule of Investments.

QS LEGG MASON STRATEGIC REAL RETURN FUND

Consolidated Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc., Sponsored ADR	2,300	$72,151

Hotels, Restaurants & Leisure - 0.3%
Brinker International Inc.	1,500	71,925
Jack in the Box Inc.	1,334	102,331
Wyndham Worldwide Corp.	2,600	188,890

Total Hotels, Restaurants & Leisure		363,146

Leisure Products - 0.3%
FUJIFILM Holdings Corp.	5,200	216,583	(a)
Vista Outdoor Inc.	4,300	191,393	*

Total Leisure Products		407,976

Media - 0.3%
ITV PLC	53,514	218,054	(a)
Starz, Class A Shares	4,860	162,810	*

Total Media		380,864

Specialty Retail - 0.6%
AutoNation Inc.	2,339	139,545	*
Home Depot Inc.	2,400	317,400
Lowe’s Cos. Inc.	2,500	190,100

Total Specialty Retail		647,045

Textiles, Apparel & Luxury Goods - 0.2%
Pandora A/S	2,340	295,271	(a)

TOTAL CONSUMER DISCRETIONARY		3,301,557

CONSUMER STAPLES - 1.4%
Beverages - 0.4%
Britvic PLC	15,654	167,587	(a)
Coca-Cola Enterprises Inc.	1,700	83,708
Dr. Pepper Snapple Group Inc.	2,800	260,960

Total Beverages		512,255

Food & Staples Retailing - 0.3%
Alimentation Couche-Tard Inc., Class B Shares	2,700	118,853
Kroger Co.	4,224	176,690

Total Food & Staples Retailing		295,543

Household Products - 0.4%
Clorox Co.	1,700	215,611
Reckitt Benckiser Group PLC	2,658	244,666	(a)

Total Household Products		460,277

Personal Products - 0.2%
Kao Corp.	5,400	277,109	(a)

Tobacco - 0.1%
KT&G Corp.	1,400	124,242	(a)

TOTAL CONSUMER STAPLES		1,669,426

ENERGY - 1.7%
Energy Equipment & Services - 0.3%
Cameron International Corp.	3,579	226,193	*
Dril-Quip Inc.	1,750	103,653	*

Total Energy Equipment & Services		329,846

Oil, Gas & Consumable Fuels - 1.4%
Exxon Mobil Corp.	1,881	146,624
Formosa Petrochemical Corp.	60,000	143,160	(a)
HollyFrontier Corp.	2,700	107,703

See Notes to Consolidated Schedule of Investments.

QS LEGG MASON STRATEGIC REAL RETURN FUND

Consolidated Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Marathon Petroleum Corp.	2,400	$124,416
Phillips 66	2,990	244,582
Polskie Gornictwo Naftowe i Gazownictwo SA	97,360	127,327	(a)
S-Oil Corp.	2,400	160,459	(a)
Tesoro Corp.	2,506	264,057
Valero Energy Corp.	4,293	303,558

Total Oil, Gas & Consumable Fuels		1,621,886

TOTAL ENERGY		1,951,732

FINANCIALS - 4.3%
Banks - 1.6%
Bank of America Corp.	14,600	245,718
Citigroup Inc.	3,900	201,825
DBS Group Holdings Ltd.	7,000	81,952	(a)
JPMorgan Chase & Co.	6,463	426,752
KeyCorp	4,950	65,290
Lloyds Banking Group PLC	100,000	107,632	(a)
Mizuho Financial Group Inc.	79,500	158,701	(a)
National Bank of Canada	5,600	163,139
Royal Bank of Canada	3,000	160,765
Societe Generale SA	4,400	202,961	(a)

Total Banks		1,814,735

Capital Markets - 0.2%
3i Group PLC	13,761	96,993	(a)
Macquarie Group Ltd.	2,754	164,569	(a)

Total Capital Markets		261,562

Diversified Financial Services - 0.1%
Voya Financial Inc.	3,600	132,876

Insurance - 2.1%
Ageas	2,609	120,930	(a)
Allianz SE, Registered Shares	1,660	294,078	(a)
Allstate Corp.	3,245	201,482
American Financial Group Inc.	3,397	244,856
AXA SA	7,713	210,863	(a)
Axis Capital Holdings Ltd.	1,400	78,708
Dai-ichi Life Insurance Co., Ltd.	10,400	172,565	(a)
Hannover Rueck SE	2,363	270,845	(a)
Hanover Insurance Group Inc.	1,800	146,412
Prudential PLC	9,225	206,528	(a)
SCOR SE	1,915	71,639	(a)
Swiss Life Holding, Registered Shares	767	205,847	(a)
Swiss Re AG	1,710	166,346	(a)
Travelers Cos. Inc.	900	101,574

Total Insurance		2,492,673

Real Estate Management & Development - 0.3%
China Overseas Land & Investment Ltd.	50,000	172,964	(a)
China Resources Land Ltd.	30,000	86,526	(a)
Country Garden Holdings Co., Ltd.	224,000	91,200	(a)

Total Real Estate Management & Development		350,690

TOTAL FINANCIALS		5,052,536

HEALTH CARE - 2.1%
Biotechnology - 0.6%
Amgen Inc.	1,200	194,796
Gilead Sciences Inc.	2,000	202,380
United Therapeutics Corp.	1,646	257,780	*

Total Biotechnology		654,956

See Notes to Consolidated Schedule of Investments.

QS LEGG MASON STRATEGIC REAL RETURN FUND

Consolidated Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 0.4%
Edwards Lifesciences Corp.	1,834	$144,849	*
Hoya Corp.	4,000	163,075	(a)
Teleflex Inc.	1,284	168,782

Total Health Care Equipment & Supplies		476,706

Health Care Providers & Services - 0.5%
Aetna Inc.	1,530	165,424
Anthem Inc.	1,789	249,458
Cardinal Health Inc.	2,600	232,102

Total Health Care Providers & Services		646,984

Pharmaceuticals - 0.6%
Novo Nordisk A/S, Class B Shares	6,269	360,344	(a)
Shire PLC	1,266	86,764	(a)
Teva Pharmaceutical Industries Ltd., Sponsored ADR	4,100	269,124

Total Pharmaceuticals		716,232

TOTAL HEALTH CARE		2,494,878

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.7%
Boeing Co.	2,282	329,954
Lockheed Martin Corp.	947	205,641
Northrop Grumman Corp.	1,651	311,725

Total Aerospace & Defense		847,320

Airlines - 0.1%
easyJet PLC	2,971	76,051	(a)

Electrical Equipment - 0.2%
Vestas Wind Systems A/S	2,600	181,526	(a)

Machinery - 0.1%
Toro Co.	2,197	160,535

Professional Services - 0.1%
Manpowergroup Inc.	2,000	168,580

Road & Rail - 0.5%
Central Japan Railway Co.	1,689	299,189	(a)
West Japan Railway Co.	3,200	220,731	(a)

Total Road & Rail		519,920

TOTAL INDUSTRIALS		1,953,932

INFORMATION TECHNOLOGY - 2.9%
Communications Equipment - 0.5%
Brocade Communications Systems Inc.	25,854	237,340
Cisco Systems Inc.	13,950	378,812

Total Communications Equipment		616,152

Internet Software & Services - 0.2%
VeriSign Inc.	1,900	165,984	*

IT Services - 0.4%
Computer Sciences Corp.	2,550	83,334
CSRA Inc.	2,550	76,500
Leidos Holdings Inc.	3,400	191,284
NeuStar Inc., Class A Shares	3,400	81,498	*

Total IT Services		432,616

Semiconductors & Semiconductor Equipment - 0.4%
Marvell Technology Group Ltd.	6,600	58,212
NVIDIA Corp.	7,000	230,720
Texas Instruments Inc.	4,000	219,240

Total Semiconductors & Semiconductor Equipment		508,172

See Notes to Consolidated Schedule of Investments.

QS LEGG MASON STRATEGIC REAL RETURN FUND

Consolidated Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Software - 0.6%
Amdocs Ltd.	2,300	$125,511
Aspen Technology Inc.	3,600	135,936	*
Electronic Arts Inc.	2,600	178,672	*
Microsoft Corp.	5,195	288,219

Total Software		728,338

Technology Hardware, Storage & Peripherals - 0.8%
Apple Inc.	6,143	646,612
Samsung Electronics Co., Ltd.	266	284,043	(a)

Total Technology Hardware, Storage & Peripherals		930,655

TOTAL INFORMATION TECHNOLOGY		3,381,917

MATERIALS - 1.1%
Chemicals - 0.5%
Dow Chemical Co.	3,300	169,884
EMS-Chemie Holding AG, Registered Shares	342	149,753	(a)
LyondellBasell Industries NV, Class A Shares	2,200	191,180
Mosaic Co.	3,300	91,047

Total Chemicals		601,864

Construction Materials - 0.1%
Boral Ltd.	34,000	145,446	(a)

Containers & Packaging - 0.3%
Avery Dennison Corp.	2,700	169,182
International Paper Co.	3,300	124,410

Total Containers & Packaging		293,592

Metals & Mining - 0.1%
Boliden AB	7,300	121,038	(a)

Paper & Forest Products - 0.1%
UPM-Kymmene OYJ	7,600	140,758	(a)

TOTAL MATERIALS		1,302,698

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.4%
AT&T Inc.	3,594	123,669
Nippon Telegraph & Telephone Corp.	5,736	227,730	(a)
PT Telekomunikasi Indonesia Persero Tbk	517,500	116,203	(a)

Total Diversified Telecommunication Services		467,602

Wireless Telecommunication Services - 0.2%
KDDI Corp.	6,600	170,854	(a)

TOTAL TELECOMMUNICATION SERVICES		638,456

UTILITIES - 0.5%
Electric Utilities - 0.2%
Edison International	1,947	115,282
Korea Electric Power Corp.	3,000	127,383	(a)

Total Electric Utilities		242,665

Multi-Utilities - 0.1%
National Grid PLC	10,000	137,542	(a)

Water Utilities - 0.2%
Guangdong Investment Ltd.	160,000	225,426	(a)

TOTAL UTILITIES		605,633

TOTAL COMMON STOCKS (Cost - $17,025,754)		22,352,765

INVESTMENTS IN UNDERLYING FUNDS - 21.9%
SPDR S&P 500 ETF Trust	51,128	10,424,488
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	166,423	13,268,906
Vanguard Total Bond Market ETF	23,413	1,890,834

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $20,928,218)		25,584,228

See Notes to Consolidated Schedule of Investments.

QS LEGG MASON STRATEGIC REAL RETURN FUND

Consolidated Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY		SHARES	VALUE
PREFERRED STOCKS - 0.0%
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Companhia Energetica de Sao Paulo (Cost - $149,205)		9,200	$30,884	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $93,893,861)			103,085,823

	RATE
SHORT-TERM INVESTMENTS - 6.2%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $7,207,898)	0.225%	7,207,898	7,207,898

TOTAL INVESTMENTS - 94.4% (Cost - $101,101,759#)			110,293,721
Other Assets in Excess of Liabilities - 5.6%			6,532,270

TOTAL NET ASSETS - 100.0%			$116,825,991

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CAD	— Canadian Dollar
ETF	— Exchange Traded Fund
REIT	— Real Estate Investment Trust
SPDR	— Standard & Poor’s Depositary Receipts

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
U.S. Treasury Long-Term Bonds Futures, Put (Premiums received - $7,557)	1/22/16	$151.00	21	$9,844

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Strategic Real Return Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund gains exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Real Return Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
U.S. Treasury inflation protected securities	—	$40,693,061	—	$40,693,061
Non-U.S. Treasury inflation protected securities	—	45,343	—	45,343
U.S. government & agency obligations	—	14,379,542	—	14,379,542
Common stocks:
Consumer discretionary	$1,881,311	1,420,246	—	3,301,557
Consumer staples	855,822	813,604	—	1,669,426
Energy	1,520,786	430,946	—	1,951,732
Financials	2,169,397	2,883,139	—	5,052,536
Health care	1,884,695	610,183	—	2,494,878
Industrials	1,176,435	777,497	—	1,953,932
Information technology	3,097,874	284,043	—	3,381,917
Materials	745,703	556,995	—	1,302,698
Telecommunication services	123,669	514,787	—	638,456
Utilities	115,282	490,351	—	605,633
Investments in underlying funds	25,584,228	—	—	25,584,228
Preferred stocks	—	30,884	—	30,884

Total long-term investments	$39,155,202	$63,930,621	—	$103,085,823

Short-term investments†	7,207,898	—	—	7,207,898

Total investments	$46,363,100	$63,930,621	—	$110,293,721

Other financial instruments:
Futures contracts	$61,244	—	—	$61,244
Forward foreign currency contracts	—	$103,740	—	103,740

Total other financial instruments	$61,244	$103,740	—	$164,984

Total	$46,424,344	$64,034,361	—	$110,458,705

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	$9,844	—	—	$9,844
Futures contracts	841,856	—	—	841,856
Forward foreign currency contracts	—	$455,755	—	455,755

Total	$851,700	$455,755	—	$1,307,455

†	See Consolidated Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is

Notes to Consolidated Schedule of Investments (unaudited) (continued)

to recognize transfers between levels as of the end of the reporting period. At December 31, 2015, securities valued at $8,812,675 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At December 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,161,635
Gross unrealized depreciation	(1,969,673)

Net unrealized appreciation	$9,191,962

At December 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	177	12/17	$43,441,738	$43,464,563	$22,825
S&P GSCI	265	1/16	21,448,438	20,689,875	(758,563)
U.S. Treasury 5-Year Notes	28	3/16	3,324,091	3,312,969	(11,122)
U.S. Treasury 10-Year Notes	46	3/16	5,808,782	5,791,687	(17,095)

					(763,955)

Contracts to Sell:
90-Day Eurodollar	136	12/16	33,608,658	33,581,800	26,858
90-Day Eurodollar	185	12/18	45,219,049	45,274,125	(55,076)
U.S. Treasury Long-Term Bonds	10	3/16	1,549,061	1,537,500	11,561

					(16,657)

Net unrealized depreciation on open futures contracts					$(780,612)

At December 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	60,430,000	USD	505,275	Bank of America, N.A.	1/19/16	$(2,347)
JPY	72,600,000	USD	608,790	Citibank, N.A.	1/19/16	(4,577)
AUD	3,438,000	USD	2,488,215	HSBC Bank USA, N.A.	1/19/16	15,357
CAD	7,831,000	USD	5,688,901	HSBC Bank USA, N.A.	1/19/16	(29,287)
CHF	1,379,000	USD	1,403,848	HSBC Bank USA, N.A.	1/19/16	(26,239)
EUR	20,334,000	USD	22,327,240	HSBC Bank USA, N.A.	1/19/16	(221,468)
GBP	2,944,000	USD	4,433,046	HSBC Bank USA, N.A.	1/19/16	(92,827)
JPY	624,700,000	USD	5,133,747	HSBC Bank USA, N.A.	1/19/16	65,308
MXN	41,370,000	USD	2,432,256	HSBC Bank USA, N.A.	1/19/16	(34,284)
NOK	21,630,000	USD	2,478,950	HSBC Bank USA, N.A.	1/19/16	(35,661)
NZD	3,781,000	USD	2,564,879	HSBC Bank USA, N.A.	1/19/16	19,034
SEK	13,680,000	USD	1,620,206	HSBC Bank USA, N.A.	1/19/16	1,030
USD	53,536	CAD	70,000	Bank of America, N.A.	2/16/16	2,941
USD	855,519	JPY	103,613,223	Bank of America, N.A.	2/16/16	(7,271)
USD	43,585	EUR	40,000	Citibank, N.A.	2/16/16	70
USD	243,122	JPY	29,412,158	Credit Suisse	2/16/16	(1,794)

Total						$(352,015)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 22, 2016